Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment are summarized as of December 31 (in thousands):

	As of December 31,
	2025	2024
Computers	$311	$297
Furniture and equipment	27	27
Total property and equipment	338	324
Less: accumulated depreciation	(282)	(216)
Property and equipment, net	$56	$108